Impaired Loans and Non Accrual Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment		$ 17,106	[1]	$ 13,760	[2]
Total impaired loans, Unpaid Principal Balance		17,257	[1]	14,181	[2]
Impaired loans, Related Allowance		693	[1]	338	[2]
Total impaired loans, Nonaccrual Loans		5,433		6,583
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		2,489	[1]	2,397	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		2,489	[1]	2,397	[2]
Impaired loans, Related Allowance		306	[1]	303	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		672		146
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		3,789	[1]	1,136	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		3,789	[1]	1,136	[2]
Impaired loans, Related Allowance		240	[1]	35	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		171		0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	[1]	95
Impaired loans with valuation allowance, Unpaid Principal Balance	[1]	95
Impaired loans, Related Allowance	[1]	95
Impaired loans with valuation allowance, Nonaccrual Loans		95
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	[1]	280
Impaired loans with valuation allowance, Unpaid Principal Balance	[1]	378
Impaired loans, Related Allowance	[1]	52
Impaired loans with valuation allowance, Nonaccrual Loans		179
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		6,653	[1]	3,533	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		6,751	[1]	3,533	[2]
Impaired loans, Related Allowance		693	[1]	338	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		1,117		146
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		3,960	[1]	3,957	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		4,013	[1]	3,975	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		2,753		3,748
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		5,807	[1]	5,756	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		5,807	[1]	6,159	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		885		2,167
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		512	[1]	356	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		512	[1]	356	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		498		339
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		174	[1]	158	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		174	[1]	158	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		174		183
Consumer: Indirect automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	[1]	0
Impaired loans without valuation allowance, Unpaid Principal Balance	[1]	0
Impaired loans, Related Allowance	[1]	0
Impaired loans without valuation allowance, Nonaccrual Loans		6
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		10,453	[1]	10,227	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		10,506	[1]	10,648	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		$ 4,316		$ 6,437

[1]	(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.
[2]	(1) Includes loans acquired with deteriorated credit quality from the Newport merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.